CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 252,399	$ 19,309	$ 192,172
Accounts receivable, net	109,667	164,818	379,805
Prepaid expenses and other current assets	47,026	180,362	48,648
Total current assets	409,092	364,489	620,625
NON-CURRENT ASSETS
Property and equipment, net	1,884,550	2,145,597	4,423,148
Operating lease right of use assets	4,374,626	4,732,459	3,886,045
Intangible assets, net	4,160,976	4,714,941	5,369,083
Goodwill	768,091	768,091	1,050,366
Deposits and other assets	171,413	111,111	104,486
Total non-current assets	11,359,656	12,472,199	14,833,128
TOTAL ASSETS	11,768,748	12,836,688	15,453,753
Current liabilities
Accounts payable and accrued expenses	10,068,109	7,866,140	6,543,635
Deferred revenue	327,788	341,789	305,741
Customer liability	338,725	338,725	338,725
Current portion of loans, advances and factoring agreements	1,788,186	2,308,753	344,758
Convertible notes payable, net of discounts	1,711,098	1,711,098	2,101,649
Notes payable - related parties, net of discounts	10,597,639	10,559,796	9,297,078
Convertible notes payable - related parties, net of discounts	922,181	922,481	534,381
Derivative liabilities	8,256,309	5,265,139	8,836,514
Current portion of operating lease liabilities	3,928,821	2,682,722	1,921,843
Financing lease liabilities	192,900	184,939	0
Financing lease liabilities - related party	675,687	654,633	626,561
Total current liabilities	38,807,443	32,836,215	30,850,885
NON-CURRENT LIABILITIES
Loans, advances and factoring agreements, net of current portion and discounts	1,030,400	843,577	1,000,500
Convertible notes payable - related parties, net of current portion and discounts			388,500
Operating lease liabilities, net of current portion	2,907,598	2,872,952	2,009,737
Total non-current liabilities	3,937,998	3,716,529	3,398,737
Total liabilities	42,745,441	36,552,744	34,249,622
Commitments and contingencies	0	0	0
Total mezzanine equity	5,027,717	4,794,473	0
STOCKHOLDERS' DEFICIT
Common stock, $.001 par value, 1,250,000,000 shares authorized, 908,029,038 and 865,564,371 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	908,029	865,565	177,630
Subscriptions payable (receivable)	3,835	125,052	574,256
Additional paid-in capital	12,500,573	11,462,940	13,279,749
Accumulated deficit	(49,503,549)	(40,902,944)	(32,831,093)
Total TPT Global Tech, Inc. stockholders' deficit	(36,091,112)	(28,449,387)	(18,795,869)
Non-controlling interests	86,702	(61,142)	0
Total stockholders' deficit	(36,004,410)	(28,510,529)	(18,795,869)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	11,768,748	12,836,688	15,453,753
Series A Preferred Stock
NON-CURRENT LIABILITIES
Total mezzanine equity		3,117,000	0
STOCKHOLDERS' DEFICIT
Preferred stock value	3,117,000	3,117,000	1,000
Series B Preferred Stock
NON-CURRENT LIABILITIES
Total mezzanine equity		1,677,473	0
STOCKHOLDERS' DEFICIT
Preferred stock value	1,677,473	1,677,473	2,589
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock value	0	0	0
Series D Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock value	$ 233,244	$ 0	$ 0